Earnings (Loss) Per Share (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,175,710
Unrealized Gain (Loss) on Derivatives and Commodity Contracts	$ 707,103	$ 7,198,191	$ 0